Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective income tax rate	26.50%	26.75%
Current tax receivable	$ 993	$ 600
Current tax payable	87	121
Deferred tax assets	4,842	4,574
Deferred tax assets - recognition dependent on future taxable profits	1,005	98
Operating tax loss carry forward	2,479	3,440
Operating tax loss carry forward expired in future	2,321
Operating tax loss carry forward without expiration date	137
Capital tax loss carry forward	21	31
Tax benefit on loss carry forwards for which deferred tax asset recognized	497	705
Tax benefit of loss carry forwards for which no deferred tax asset recognized	99	93
Tax credit carry forwards which expire in future	154	157
Tax credit carryforwards of which benefit not recognized	$ 154	157
Tax credit/Loss carryforwards expiration period	between the years 2027 and 2029
Deferred tax liability	$ 2,614	1,972
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	$ 22,782	$ 19,623